Transactions with Related Parties (Details Narrative) $ / shares in Units, $ in Thousands	2 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended	10 Months Ended	11 Months Ended	12 Months Ended
	Mar. 11, 2024 USD ($)	Feb. 28, 2024 USD ($)	Apr. 24, 2024 USD ($)	Jun. 06, 2022 USD ($)	Jun. 17, 2024 USD ($)	Nov. 13, 2023 USD ($)	Nov. 26, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 21, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Nov. 27, 2023 USD ($)	Jun. 21, 2022 USD ($)
Related Party Transaction [Line Items]
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels								$ 74,654
Vessels and vessels' under construction, net								3,527,305	$ 2,212,613
Total consideration								1,204,000	813,000
Advances for vessels under construction								0	279,783		$ 0
Assumption of debt								0	196,317		0
Total consideration								1,200,981	451,598		139,781
Repayments of Debt								792,480	75,474		102,125
Line of Credit Facility, Remaining Borrowing Capacity								0
Advances for vessels under construction								54,000	174,400
Vessel operating expenses								9,550	6,780		5,301
General and Administrative Expense								16,682	13,445		10,681
Floating fee management agreements [Member]
Related Party Transaction [Line Items]
Vessel operating expenses								9,445	6,780		5,301
Fixed Fee Management Agreements [Member]
Related Party Transaction [Line Items]
Vessel operating expenses								105	0		0
Supervision Services Agreements Capital Gas [Member]
Related Party Transaction [Line Items]
Vessels and vessels' under construction, net								3,433
Payments for supervision services agreement								3,317
Umbrella Seller's Credit [Member]
Related Party Transaction [Line Items]
Maximum Borrowing amount										$ 220,000
Repayments of Debt	$ 39,973	$ 12,789	$ 39,838				$ 42,164
Line of Credit Facility, Remaining Borrowing Capacity								0
LNG Axios II, LNG Aktoras, LNG Apostolos [Member]
Related Party Transaction [Line Items]
Amount used from Umbrella seller's credit								134,764
Administrative And Service Agreements [Member]
Related Party Transaction [Line Items]
General and Administrative Expense								2,752	$ 2,350		$ 2,050
Vessel SPAs' [Member] | Umbrella Agreement with CMTC and CGP [Member]
Related Party Transaction [Line Items]
Acquisition of 11 LNG/Cs						11
Yard						Hyundai
Total consideration						$ 3,130,000
Rights Offering [member]
Related Party Transaction [Line Items]
Subscription price of common units | $ / shares										$ 14.25
Subscription of common units | shares										34,641,731
Rights Offering [member] | Maximum [Member]
Related Party Transaction [Line Items]
Unit purchase amount												$ 500,000
Gas Vessels I [Member] | 10 SPAs with CMTC [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units					100.00%
Announcement date					June 3, 2024
Number of vessels					10
Vessels under construction, contracted cost					$ 755,976
Expected delivery date of vessel					between the first quarter of 2026 and the third quarter of 2027
Amount paid to CMTC for the acquisition of the vessel-owning companies of the Gas Vessels					$ 74,654
Advances to Shipyard for vessels under construction								$ 53,596
Contractual Obligation					$ 627,726
Related Party Transaction, Description of Transaction								Upon entering into the above SPAs each of the 10 vessel-owning companies of the Gas Vessels entered into a separate supervision services agreement with Capital-Gas Ship Management Corp.
Vessels and vessels' under construction, net								$ 1,433
Payments for supervision services agreement								1,317
Amore Mio 1 [Member] | Umbrella Agreement with CMTC and CGP [Member]
Related Party Transaction [Line Items]
Delivery date from Shipyard						October 2023
Initial Vessels [Member] | Vessel SPAs' [Member]
Related Party Transaction [Line Items]
Advances for vessels under construction										$ 174,400
Percentage of aggregate acquisition price										10.00%
Amore Mio Acquisition [Member] | Umbrella Agreement with CMTC and CGP [Member]
Related Party Transaction [Line Items]
Advances for vessels under construction										$ 141,683
Assumption of debt										$ 196,317
Remaining Vessels [Member] | Vessel SPAs' [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units										100.00%
Advances for vessels under construction										$ 138,100
LNG Axios II LNG Assos LNG Aktoras LNG Apostolos [Member] | Umbrella Agreement with CMTC and CGP [Member]
Related Party Transaction [Line Items]
Total consideration								$ 1,204,000
One 174,000 CMB LNG/C vessel, LNG/C Asterix I, two 13,312 container carrier vessels, M/V Manzanillo Express, M/V Itajai Express, one 13,696 TEU container carrier vessel, M/V Buenaventura Express [Member] | Master Agreement [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction				Upon delivery, the vessel-owning company of the LNG/C Asterix I entered into a floating fee management agreement with Capital-Gas Management and each of the other three vessel-owning companies of the M/V Manzanillo Express, the M/V Itajai Express and the M/V Buenaventura Express entered into a separate floating fee management agreement with Capital-Executive Ship Management Corp. (“Capital-Executive”), a privately held company ultimately controlled by Mr. Miltiadis Marinakis.
Total consideration				$ 596,583
Advances for vessels under construction													$ 30,000
Description of delivery dates				Pursuant to the Master Agreement, the vessels were delivered to the Company from CMTC in February 2023, in October 2022, in January 2023 and in June 2023 respectively
CMTC [member]
Related Party Transaction [Line Items]
The percentage of ownership of common units								48.50%	54.20%
Capital Gas Corp. [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units								2.00%	2.10%
CGP [Member]
Related Party Transaction [Line Items]
The percentage of ownership of common units								8.60%